Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operation of financial statements

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023

REVENUE	$-	$-	$992,791

COST OF REVENUE	-	-	800,185

GROSS PROFIT	-	-	192,606

OPERATING EXPENSES
Selling	-	13,209	217,122
General and administrative	-	285,982	1,562,114
Research and development	-	-	19,187
TOTAL OPERATING EXPENSES	-	299,191	1,798,423

LOSS FROM OPERATIONS	-	(299,191)	(1,605,817)

OTHER INCOME, NET	-	2,545,640	5,532

INCOME (LOSS) BEFORE INCOME TAXES	-	2,246,449	(1,600,285)

PROVISION FOR INCOME TAXES	-	109	1,038

NET INCOME (LOSS) ATTRIBUTABLE TO EUDA	$-	$2,246,340	$(1,601,323)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Reconciliation of the amount of cash flows from discontinued operations in the consolidated statements of cash flows for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Net cash (used in) provided by operating activities from discontinued operations	$-	$(9,155)	$295,967

Net cash used in investing activities from discontinued operations	$-	$(3,148)	$-

Net cash provided by (used in) financing activities from discontinued operations	$-	$256,088	$(371,888)